CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 39,848	$ 5,698	¥ 48,439
Restricted cash	6,603	944	2,654
Short-term investments	32,007	4,577	28,475
Accounts receivable, net (Allowance for credit losses of RMB190 million and RMB193 million as of December 31, 2024 and 2025, respectively)	15,241	2,179	12,459
Due from related parties (Allowance for credit losses of RMB72 million and RMB33 million as of December 31, 2024 and 2025, respectively)	¥ 3,369	$ 482	¥ 2,803
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets (Allowance for credit losses of RMB360 million and RMB616 million as of December 31, 2024 and 2025, respectively)	¥ 23,982	$ 3,429	¥ 17,290
Total current assets	121,050	17,309	112,120
Long-term prepayments and other assets	600	86	454
Land use rights	151	22	77
Property, equipment and software	5,445	779	5,053
Investments	61,375	8,777	47,194
Goodwill	62,268	8,904	60,911
Intangible assets	12,862	1,839	12,763
Right-of-use assets	881	126	755
Deferred tax assets	2,755	394	3,254
Total assets	267,387	38,236	242,581
Current liabilities:
Short-term debt and current portion of long-term debt	19,335	2,765	19,433
Accounts payable	19,150	2,738	16,578
Due to related parties	344	49	397
Salary and welfare payable	5,948	851	5,343
Taxes payable	2,048	293	2,117
Advances from customers	18,185	2,600	18,029
Accrued liability for rewards program	3,262	466	2,452
Other payables and accruals	9,897	1,415	9,661
Total current liabilities	78,169	11,177	74,010
Deferred tax liabilities	3,949	565	4,098
Long-term debt	11,430	1,634	20,134
Long-term lease liability	585	84	561
Other long-term liabilities	654	94	296
Total liabilities	94,787	13,554	99,099
Commitments and contingencies (Note 19)
Mezzanine equity	131	19	743
SHAREHOLDERS' EQUITY
Share capital (US$0.00125 par value; 1,400,000,000 shares authorized, issued shares as of December 31, 2024 and 2025: 689,450,266 and 695,779,137; outstanding shares as of December 31, 2024 and 2025: 653,270,717 and 649,583,574)	6	1	6
Additional paid-in capital	103,953	14,865	101,187
Statutory reserves	3,219	460	2,694
Accumulated other comprehensive loss	(2,661)	(381)	(1,431)
Retained earnings	76,597	10,954	45,251
Less: Treasury stock	(10,296)	(1,472)	(5,900)
Total Trip.com Group Limited shareholders' equity	170,818	24,427	141,807
Non-controlling interests	1,651	236	932
Total shareholders' equity	172,469	24,663	142,739
Total liabilities, mezzanine equity and shareholders' equity	¥ 267,387	$ 38,236	¥ 242,581